Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid and Other Current Assets [Abstract]
Schedule of Prepaid and Other Current Assets
	December 31,	December 31,
	2024	2023
Prepaid insurance	$196,843	$478,116
Other prepaid expense	89,955	327,538
Prepaid stock compensation	607,653	-
Security deposits	127,294	135,061
VAT receivable	162,930	260,955
Other assets	-	108
	$1,184,675	$1,201,778